Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO (2) (c)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1) (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (2) (e)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (3) (f)	Net Income (Loss) (in Thousands) (4) (g)
2025	$1,076,423	$1,177,128	$840,096	$912,828	$27	$1,365
2024	$1,187,267	$972,942	$945,368	$887,046	$28	$(25,915)
2023	$1,716,461	$937,268	$1,469,494	$1,017,054	$46	$(36,666)

Named Executive Officers, Footnote	Compensation for our PEO, Orlando Zayas, reflects the amounts reported in the “Summary Compensation Table” for the respective years. Average compensation for non-PEOs includes the following NEOs for all of the respective years above: Nancy Walsh and Derek Medlin.
PEO Total Compensation Amount	$ 1,076,423	$ 1,187,267	$ 1,716,461
PEO Actually Paid Compensation Amount	$ 1,177,128	972,942	937,268
Adjustment To PEO Compensation, Footnote	Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in the respective years reflect the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year.

	PEO 2025	PEO 2024	PEO 2023	Non-PEOs 2025	Non-PEOs 2024	Non-PEOs 2023
Summary Compensation Table Total	$1,076,423	$1,187,267	$1,716,461	$840,096	$945,368	$1,469,494
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$—	$(410,222)	$(463,644)	$—	$(332,820)	$(610,817)
Plus Fair Value for Unvested Awards Granted in the Covered Year	$—	$179,273	$230,686		$234,135	$295,244
Change in Fair Value of Outstanding Unvested Awards from Prior Years	$(4,733)	$(97,457)	$(346,885)	$(4,223)	$(67,417)	$(86,917)
Plus Fair Value for Vested Awards Granted in the Covered Year	$—	$—	$—	$—	$—	$—
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	$105,438	$114,081	$(199,350)	$76,955	$107,780	$(49,950)
Less Fair Value of Awards Forfeited during the Covered Year	$—	$—	$—		$—
Compensation Actually Paid	$1,177,128	$972,942	$937,268	$912,828	$887,046	$1,017,054

Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.

Non-PEO NEO Average Total Compensation Amount	$ 840,096	945,368	1,469,494
Non-PEO NEO Average Compensation Actually Paid Amount	$ 912,828	887,046	1,017,054
Adjustment to Non-PEO NEO Compensation Footnote	Compensation “actually paid” for the PEO and average compensation “actually paid” for our non-PEO NEOs in the respective years reflect the respective amounts set forth in columns (b) and (d), adjusted as follows in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year.

	PEO 2025	PEO 2024	PEO 2023	Non-PEOs 2025	Non-PEOs 2024	Non-PEOs 2023
Summary Compensation Table Total	$1,076,423	$1,187,267	$1,716,461	$840,096	$945,368	$1,469,494
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	$—	$(410,222)	$(463,644)	$—	$(332,820)	$(610,817)
Plus Fair Value for Unvested Awards Granted in the Covered Year	$—	$179,273	$230,686		$234,135	$295,244
Change in Fair Value of Outstanding Unvested Awards from Prior Years	$(4,733)	$(97,457)	$(346,885)	$(4,223)	$(67,417)	$(86,917)
Plus Fair Value for Vested Awards Granted in the Covered Year	$—	$—	$—	$—	$—	$—
Change in Fair Value of Awards from Prior Years that Vested in the Covered Year	$105,438	$114,081	$(199,350)	$76,955	$107,780	$(49,950)
Less Fair Value of Awards Forfeited during the Covered Year	$—	$—	$—		$—
Compensation Actually Paid	$1,177,128	$972,942	$937,268	$912,828	$887,046	$1,017,054

Fair values set forth in the table above are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of awards that vest in the covered year, which are valued as of the applicable vesting date.

Compensation Actually Paid vs. Total Shareholder Return	TSR is cumulative for the measurement periods beginning on December 30, 2022, December 31, 2023 and ending on December 31 of each of 2024 and 2025, respectively, calculated in accordance with Item 201(e) of Regulation S-K. Note that in the 2024 proxy filed April 24, 2025, there was an error in the TSR calculation representing a negative number rather than the the value of the initial $100 investment.
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against our cumulative TSR:

Compensation Actually Paid vs. Net Income	The following chart illustrates the CAP for our PEO and the average CAP for our Non-PEO NEOs against our net income /loss:
Total Shareholder Return Amount	$ 27	28	46
Net Income (Loss)	$ 1,365,000	(25,915,000)	(36,666,000)
PEO Name	Orlando Zayas
Additional 402(v) Disclosure	Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2025 and December 31, 2024.
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	(410,222)	(463,644)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	179,273	230,686
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,733)	(97,457)	(346,885)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	105,438	114,081	(199,350)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(332,820)	(610,817)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		234,135	295,244
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,223)	(67,417)	(86,917)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	76,955	107,780	(49,950)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 0